Restatement (Details Textual) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended								12 Months Ended					3 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended					1 Months Ended	3 Months Ended						12 Months Ended					0 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended			3 Months Ended
	Aug. 06, 2010	Aug. 31, 2010	Jan. 31, 2010	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 22, 2013	Jan. 31, 2013	Sep. 13, 2012	Sep. 30, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Uta Capital Agreement [Member]	Sep. 30, 2012 Loan and Security Agreement [Member]	Sep. 17, 2012 Loan and Security Agreement [Member]	Sep. 30, 2012 As Previously Reported [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Sep. 30, 2012 Adjustments [Member]	Sep. 30, 2012 Adjustments [Member]	Jun. 30, 2012 Adjustments [Member]	Mar. 31, 2012 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member] Uta Capital Agreement [Member]	Sep. 30, 2012 Digital Comm, Inc. [Member]	Sep. 30, 2012 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Dec. 31, 2012 TNS [Member]	Sep. 17, 2012 TNS [Member]	Dec. 31, 2012 ADEX Entities [Member]	Sep. 17, 2012 ADEX Entities [Member]	Dec. 31, 2012 ERFS [Member]	Dec. 31, 2011 ERFS [Member]	Dec. 31, 2012 Tropical [Member]	Dec. 31, 2012 RM Engineering [Member]	Dec. 31, 2011 RM Engineering [Member]	Aug. 06, 2010 UTA Capital LLC [Member]	Mar. 31, 2012 UTA Capital LLC [Member]	Sep. 17, 2012 UTA Capital LLC [Member]	Feb. 14, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2010 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Adjustments [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] As Previously Reported [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] Adjustments [Member]	Jun. 30, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member]	Jun. 30, 2012 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Jan. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] As Previously Reported [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] As Previously Reported [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Adjustments [Member]	Jun. 30, 2012 Series D Preferred Stock [Member] Adjustments [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Adjustments [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Adjustments [Member]
Restatement (Textual)
Preferred stock, shares issued																																																						0	2,000,000	2,000,000								200
Deferred loan costs				$ 293,635			$ 318,492		$ 293,635	$ 298,517													$ 1,823,465	$ 1,823,465	$ 30,229	$ 54,420	$ 53,848	$ (1,529,830)	$ (1,529,830)	$ (30,229)	$ (54,420)	$ (53,848)
Preferred stock										200	200																																										200					200								566	566	566	566	(566)	(566)	(566)	(566)
Consideration provided to lenders as deferred loan costs											53,848
Useful life of intangible assets																		2 years	10 years
Total temporary equity				11,208,969	2,082,622	1,724,711	13,037,072	2,082,622	11,208,969	16,584,704	620,872												6,734,063	6,734,063	326,750	318,839	15,000	4,474,906	4,474,906	1,755,872	1,405,872	605,872																									200,000	(200,000)		605,872	1,491,690	605,872	605,872		605,872					1,491,690	605,872	605,872	605,872
Preferred stock, redemption amount																																																													605,872	605,872	605,872
Change in preferred stock value																																																					199,800
Notes payable																																																			775,000
Extended original maturity date of the note																																																	August 6, 2011 to September 30, 2011
Number of shares granted or issued																																																	2,564
Number of shares granted or issued, Value																																																	153,850
Additional shares granted to satisfy a certain covenant																																																	1,000
Percentage of outstanding shares of common stock sold																																				60.00%
Promissory notes issued in consideration of shares by former president				125,000					125,000																											125,000
Gain on deconsolidation																																				880,000																					528,000
Loss due to write off receivable				880,393																															880,393
Remaining investment in Digital at disposition				83,333					83,333																											83,333
Contribution to additional paid in capital on disposition				1,586,919					1,586,919																											1,586,919
Gain (loss) from deconsolidation of Digital				582,036					582,036	453,514													(880,393)	(880,393)				1,462,429	1,462,429					582,036
Impairment of promissory note				0
Amount of term loan																					13,000,000
Maximum Percentage of common stock issued to lender warrants																					10.00%
Write off of investment of company in Digital and former president				125,000																														125,000
Overstatement amount of additional paid in capital																																		1,586,919
Changes in outstanding debt in agreement amendment																				Greater than 10% of the Outstanding debt.
Amount of debt discount																																	504,648																			509,849
Amount of debt discount on unamortized deferred loan																																	153,850																			153,850
Unamortized deferred loan costs																																	53,848
Goodwill and Intangible assets, net				18,745,436					18,745,436														15,731,611	15,731,611				3,013,825	3,013,825								505,631		2,200,791				458,331	51,050
Contingent consideration to be paid																																					259,550		2,123,210				15,320	127,385
Interest expense																																															214,431
Derivative value of warrants recorded as derivative liability																						360,738
Recomputed amount of derivative liability																						193,944
Interest costs capitalized						13,462
Fair value of common stock shares to one of officer			2,400,000	200,000	200,000	150,000			550,000		800,000	800,000
Issued common stock shares to one of officer			1,000,000								2,000,000
Compensation expense previously recognized over the related employment contract			2,400,000
Related employment contract service period			3 years
Salaries and wages understated				352,344								1,600,000
Salaries and wages overstated				200,000	200,000	150,000					800,000
Warrants issued to purchase common stock	41,905	41,905																																												41,905				144,642
Number of shares issuable	41,905													749,542																																		52,190
Exercise price of warrants	75.00	75.00					18.75			1.25		18.75																										50.00							150.00
Notes payable overstated		381,145									228,465	381,145
Additional paid in capital understated		381,145		381,145	381,145	381,145					381,145	381,145
Interest expense understated											162,810	158,810
Overstatement of interest expense due to amortization of debt of discount										261,876	40,000
Net decrease of its additional paid-in capital											301,876
Understated derivative liability					37,414	37,414		37,414			37,414
Series D preferred stock issued in consideration for officer compensation				352,344							200,000
Series D preferred stock issued in consideration for officer compensation, Shares				400
Amortization expenses of intangible assets				39,314	15,922	15,922	415,866	31,044		235,091	0																														597,375	597,375
Increased acquisition note payable										141,607
Decreased Impairment of Goodwill										437,000
Increased Additional Paid in Capital										69,226
Increased Carrying Value of Goodwill and Other Intangible Assets										509,381
Original principal amount of debt instrument													210,000		27,500	125,000	180,000																							2,378,668
Stock compensation expense							$ 157,100				$ 200,000